Employee Benefits - Weighted average of significant actuarial assumptions adopted to determine defined benefit cost and defined benefit obligation (Detail)	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Canada [member]
Disclosure Of Employee Benefit Expenses [line items]
Current service cost	4.95%	3.60%
Net interest cost	4.95%	3.50%
Expected rate of compensation increase	3.00%	3.00%
Mortality table	CPM 2014 Private	CPM 2014 Private
Discount rate	5.05%	4.95%
Rate of compensation increase	3.00%	3.00%
Mortality table	CPM 2014 Private	CPM 2014 Private
Foreign [member]
Disclosure Of Employee Benefit Expenses [line items]
Current service cost	3.61%	1.29%
Net interest cost	3.56%	1.21%
Expected rate of compensation increase	3.00%	3.00%
Mortality table	AVOE 2018	AVOE 2018
Discount rate	3.48%	3.56%
Rate of compensation increase	3.00%	3.00%
Mortality table	AVOE 2018	AVOE 2018